Trade and other receivables - Disclosure of unbilled trade and other receivables (Details) - CAD ($)	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
Trade and other receivables [abstract]
Balance, beginning of year	$ 8,881	$ 308,728
Revenue billed during the period	(3,670)	(308,728)
Revenue in excess of billings, net of amounts transferred to trade accounts receivable	0	8,881
Balance, end of year	5,211	8,881
Current	5,211	8,881
Non-current	$ 0	$ 0